As filed with the Securities and Exchange Commission on June 27, 2003

                                                                      File Nos.
                                                                        33-7785
                                                                       811-4787
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.

   Post-Effective Amendment No.  23                           (X)
                                ----

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.  24                                          (X)
                 ----

                       FRANKLIN NEW YORK TAX-FREE TRUST
                       --------------------------------
              (Exact Name of Registrant as Specified in Charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code (650) 312-2000
                                                          --------------

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94404-1906
        -----------------------------------------------------------------
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

   [ ] immediately upon filing pursuant to paragraph (b)
   [X] on July 1, 2003 pursuant to paragraph (b)
   [ ] 60 days after filing pursuant to paragraph (a)(i)
   [ ] on (date) pursuant to paragraph (a)(i)
   [ ] 75 days after filing pursuant to paragraph (a) (ii)
   [ ] on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:

   [ ] This Post-Effective amendment designates a new effective date for a previously filed Post-Effective amendment.

The Registrant's Class A and C prospectus and statement of additional information dated May 1, 2003, for Franklin New York Insured Tax-Free Income Fund, Franklin New York Intermediate-Term Tax-Free Income Fund and Franklin New York Tax-Exempt Money Fund, as filed with the Securities and Exchange Commission under form Type 485BPOS on April 30, 2003 (File Nos. 33-7785 and 811-4787) are hereby incorporated by reference.



O NYT P-1
                          SUPPLEMENT DATED JULY 1, 2003
                              TO THE PROSPECTUS OF
                        FRANKLIN NEW YORK TAX-FREE TRUST
                (FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND,
          FRANKLIN NEW YORK INTERMEDIATE-TERM TAX FREE INCOME FUND AND
                    FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND)
                                DATED MAY 1, 2003

For the Franklin New York Intermediate-Term Tax-Free Income Fund, the prospectus is amended as follows:

I. As of July 1, 2003, the Franklin New York Intermediate-Term Tax-Free Income Fund offers two classes of shares: Class A and Class C.

II. The section "Fees and Expenses" on page 22 is replaced with the following:

       FEES AND EXPENSES
---------------------------
       This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

       SHAREHOLDER FEES (fees paid directly from your investment)

                                                   Class A        Class C/1
       ----------------------------------------------------------------------
       Maximum sales charge (load) as a
       percentage of offering price                 2.25%           1.99%
        Load imposed on purchases                   2.25%           1.00%
        Maximum deferred sales charge (load)       None/2           0.99%/3

       Please see "Choosing a Share Class" on page 39 for an explanation of how and when these sales charges apply.

       ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)/4

                                                   Class A        Class C
       ------------------------------------------------------------------------
       Management and administration fees           0.59%           0.59%
       Distribution and service (12b-1) fees        0.10%           0.65%
       Other expenses/4                             0.10%           0.10%
                                                 ------------------------------
       Total annual Fund operating expenses         0.79%           1.34%
                                                 ------------------------------
       1. The Fund began offering Class C shares on July 1, 2003. Annual Fund operating expenses are based on the expenses for Class A for the fiscal year ended December 31, 2002. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class C's Rule 12b-1 plan.

       2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 39) and purchases by certain retirement plans without an initial sales charge.

       3. This is equivalent to a charge of 1% based on net asset value.

       4. The "Other expenses" information in the table has been restated to reflect current fees and expenses.

       EXAMPLE

       This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

       o You invest $10,000 for the periods shown;
       o Your investment has a 5% return each year;
       o The Fund's operating expenses remain the same; and
       o You sell your shares at the end of the periods shown.

       Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 Year    3 Years    5 Years    10 Years
-------------------------------------------------------------------------------

IF YOU SELL YOUR SHARES AT THE
END OF THE PERIOD:
       Class A                          $304/1     $472       $654      $1,181
       Class C                          $334       $520       $827      $1,697
       If you do not sell your shares:
       Class C                          $235       $520       $827      $1,697

       1. Assumes a  contingent  deferred  sales charge  (CDSC) will not apply.

III. The following sentence is added under the section "Sales Charges" on page
39:

 THE INTERMEDIATE FUND BEGAN OFFERING CLASS C SHARES ON JULY 1, 2003.

IV. The first paragraph in the section "Buying Shares" on page 43, is replaced with the following:

 Certain Franklin Templeton funds, like the Insured Fund and Intermediate Fund, offer multiple share classes not offered by the Money Fund. Please note that for selling or exchanging your shares, or for other purposes, shares of the Money Fund are considered Class A shares.

V. The section "Dealer Compensation" on page 57 is replaced with the following:

 DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

 INSURED FUND                                      Class A     Class C
-------------------------------------------------------------------------------
 COMMISSION (%)                                       --        2.00/2
 Investment under $100,000                          4.00         --
 $100,000 but under $250,000                        2.80         --
 $250,000 but under $500,000                        2.00         --
 $500,000 but under $1 million                      1.60         --
 $1 million or more                           up to 0.75/1       --
 12B-1 FEE TO DEALER                                0.10/1      0.65/3

 INTERMEDIATE FUND
--------------------------------------------------------------------------------
 COMMISSION (%)                                       --        2.00/2
 Investment under $100,000                          2.00        --
 $100,000 but under $250,000                        1.50        --
 $250,000 but under $500,000                        1.00        --
 $500,000 but under $1 million                      0.85        --
 $1 million or more                           up to 0.75/1      --
 12B-1 FEE TO DEALER                                0.10/1      0.65/3

 A dealer commission of up to 1% may be paid on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

 MARKET TIMERS. Please note that for Class A NAV purchases by Market Timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.

 1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

 2. Commission includes advance of the first year's 0.15% 12b-1 service fee. For purchases at NAV, Distributors may pay a prepaid commission.

 3. Dealers may be eligible to receive up to 0.15% at the time of purchase and may be eligible to receive 0.65% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

            Please keep this supplement for future reference




                  This page intentionally left blank.







NYT SA-1
                          SUPPLEMENT DATED JULY 1, 2003
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                        FRANKLIN NEW YORK TAX-FREE TRUST
                (FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND,
          FRANKLIN NEW YORK INTERMEDIATE-TERM TAX FREE INCOME FUND AND
                    FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND)
                                DATED MAY 1, 2003

For the Franklin New York Intermediate-Term Tax-Free Income Fund, the Statement of Additional Information is amended as follows:

I. As of July 1, 2003, the Franklin Intermediate-Term Tax-Free Income Fund offers two classes of shares: Class A and Class C.

II. The fourth, fifth and seventh paragraphs under the section "Organization, Voting Rights and Principal Holders" on page 23 are replaced with the following:

 The Insured Fund and Intermediate Fund currently offer two classes of shares, Class A and Class C. The full title of each class is:

o Franklin New York Insured Tax-Free Income Fund - Class A
o Franklin New York Insured Tax-Free Income Fund - Class C
o Franklin New York Intermediate-Term Tax-Free Income Fund - Class A
o Franklin New York Intermediate-Term Tax-Free Income Fund - Class C

 The Money Fund offers only one share class. Shares of the Money Fund are considered Class A shares for redemption, exchange and other purposes.

 Shares of each class of the Insured Fund and Intermediate Fund represent proportionate interests in the Funds' assets. On matters that affect the Funds as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series may be offered in the future.

III. The following is added to the section "Organization, Voting Rights and Principal Holders":

 As  of  June  2,  2003,  the  principal   shareholders  of  the  Funds,
 beneficial or of record, were:

 NAME AND ADDRESS                          PERCENTAGE (%)
------------------------------------------------------------------------
 MONEY FUND
 Fiduciary Trust Company International        5.55
 Church Street Station
 P.O. Box 3199 New York, NY 10008-3199

 Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or trustees of the Trust, may be considered beneficial holders of the Fund shares held by Fiduciary Trust Company International (FTCI). As principal shareholders of Franklin Resources, Inc., they may be able to control the voting of FTCI's shares of the Fund.

 From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

 As of June 2, 2003, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.

IV. The first paragraph under the section "Buying and Selling Shares - Initial sales charges" on page 24 is replaced with the following:

 INITIAL SALES CHARGES The maximum initial sales charge for the Insured Fund is 4.25% for Class A and 1% for Class C. The maximum initial sales charge for the Intermediate Fund is 2.25% for Class A and 1% for Class C. There is no initial sales charge for the Money Fund.

V. The eighth paragraph under the section "Buying and Selling Shares - Initial sales charges" on page 24 is replaced with the following:

 LETTER OF INTENT (LOI). You may buy Class A shares of the Insured Fund and Intermediate Fund at a reduced sales charge by completing the letter of intent section of your account application. A letter of intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. By completing the letter of intent section of the application, you acknowledge and agree to the following:

VI. The second paragraph under the section "Buying and Selling Shares - Dealer compensation" on page 26 is replaced with the following:

 Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of the Insured Fund and Intermediate Fund or of $1 million or more:
 0.75% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million.

VII. The first paragraph under the section "Buying and Selling Shares - Contingent deferred sales charge (CDSC)" on page 26 is replaced with the following:

 CONTINGENT DEFERRED SALES CHARGE (CDSC) If you invest $1 million or more in Class A or Class C shares of the Insured Fund or the Intermediate Fund, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 18 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

VIII. The first paragraph under "The Underwriter - Distribution and service (12b-1) fees" on page 46 is replaced with the following:

 DISTRIBUTION AND SERVICE (12B-1) FEES The board has adopted a separate plan pursuant to Rule 12b-1 for each class. Although the plans differ in some ways for each class, each plan is designed to benefit the Fund and its shareholders. The plans are expected to, among other things, increase advertising of the Fund, encourage sales of the Fund and service to its shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Fund is useful in managing the Fund because the manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

IX. The third paragraph under the section "Pricing Shares" on page 29 is replaced with the following:

 Each class of the Insured Fund and Intermediate Fund calculate their NAV per share each business day at the close of trading on the New York Stock Exchange
 (NYSE) (normally 1:00 p.m. Pacific time). The Money Fund calculates its NAV per share at 3:00 p.m. Pacific time, each day the NYSE is open and, alternatively, if the NYSE is closed (other than for a national holiday or weekend), on each day that the U.S. government securities markets are open and the manager determines that there is sufficient liquidity in those markets, by dividing its net assets by the number of shares outstanding. National holidays include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

X. The first paragraph under "The Underwriter - Distribution and services (12b-1) fees - The Class C plan" on page 31 is replaced with the following:

 THE CLASS C PLAN. The Insured Fund and Intermediate Fund each pay Distributors up to 0.65% per year of the class's average daily net assets, out of which 0.15% may be paid for services to the shareholders (service fees). The Class C plan also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class C shares.

                Please keep this supplement for future reference




                         FRANKLIN NEW YORK TAX-FREE TRUST
                              FILE NOS. 33-7785 &
                                   811-4787

                                   FORM N-1A
                                    PART C
                               OTHER INFORMATION

ITEM 23.   EXHIBITS

      The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

      (a)  Agreement and Declaration of Trust

           (i)  Agreement and Declaration of Trust dated July 17, 1986
                Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: April 25, 1995

           (ii) Certificate of Amendment of Agreement and Declaration of Trust dated January 22, 1991
                Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: April 25, 1995

           (iii)Certificate of Amendment of Agreement and Declaration of Trust dated March 21, 1995
                Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: April 25, 1995

      (b)  By-Laws

           (i)  By-Laws
                Filing: Post-Effective Amendment No. 12 to
                Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: April 25, 1995

          (ii)  Amendment to By-Laws dated January 18, 1994
                Filing: Post-Effective Amendment No. 18 to
                Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: April 27, 2000


      (c)  Instruments Defining Rights of Security Holders

           Not Applicable

      (d)  Investment Advisory Contracts

           (i) Management Agreement between Registrant, on behalf of Franklin New York Tax-Exempt Money Fund and Franklin Advisers, Inc. dated October 10, 1986
                Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: April 25, 1995

           (ii) Management Agreement between Registrant, on behalf of Franklin New York Insured Tax-Free Income Fund and Franklin Advisers, Inc. dated April 23, 1991
                Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: April 25, 1995

          (iii) Management Agreement between Registrant, on behalf of Franklin New York Intermediate-Term Tax-Free Income Fund and Franklin Advisers, Inc. dated March 19, 1998
                Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: March 1, 1999

          (iv) Form of Management Agreement between Registrant on behalf of Franklin New York Limited Term Tax-Free Income Fund and Franklin Advisers, Inc.
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: June 16, 2003

      (e)  Underwriting Contracts

           (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: April 27, 2001

      (f)  Bonus or Profit Sharing Contracts

           Not Applicable

      (g)  Custodian Agreements

           (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: March 1, 1999

          (ii) Amendment dated May 7, 1997 to Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: February 23, 1998

          (iii) Amendment dated February 27, 1998 to the Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: March 1, 1999

          (iv) Amendment dated February 2003, to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: April 30, 2003

          (v) Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: April 29, 2002

          (vi) Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as of May 16, 2001
                Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: April 29, 2002

          (vii) Amendment to Schedule 1 dated January 2003 of the
                Foreign Custody Manager Agreement
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: April 30, 2003

         (viii) Amendment to Schedule 2 dated November 22, 2002 of the Foreign Custody Manager Agreement
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: April 30, 2003

         (ix) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: March 1, 1999

      (h)  Other Material Contracts

           (i) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC.
                Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: April 27, 2001

          (ii) Form of Fund Administrative Services Agreement between Registrant, on behalf of Franklin New York Limited Term Tax-Free Income Fund, and Franklin Templeton Services, Inc.
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: June 16, 2003

      (i)  Legal Opinion

           (i)  Opinion and Consent of Counsel dated February 5, 1999
                Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: March 1, 1999

      (j)  Other Opinions

           (i)  Consent of Independent Auditors

      (k)  Omitted Financial Statements

           Not Applicable

      (l)  Initial Capital Agreements

           Not Applicable

      (m)  Rule 12b-1 Plan

          (i) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin New York Insured Tax-Free Income Fund - Class C and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                Filing: Post-Effective Amendment No. 19 to
                Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: April 27, 2001

          (ii) Form of Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin New York Intermediate-Term Tax-Free Income Fund - Class C and Franklin/Templeton Distributors, Inc
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: June 16, 2003

      (n)  Rule 18f-3 Plan

          (i) Multiple Class Plan dated April 18, 1995 for Franklin New York Insured Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: June 16, 2003

           (ii) Amendment to Schedule A dated March 26, 2003 of the Multiple Class Plan dated April 18, 1995
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: June 16, 2003

          (iii) Multiple Class Plan for Franklin New York Intermediate-Term Tax-Free Income Fund
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: June 16, 2003

      (p)  Code of Ethics

          (i)   Code of Ethics dated 12/3/02
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: April 30, 2003

      (q)  Power of Attorney

          (i)   Power of Attorney dated 11/12/02
                Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                File No. 33-7785
                Filing Date: April 30, 2003


ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

           None

ITEM 25.   INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The officers and directors of Franklin Advisers, Inc. (Advisers), of the Registrant's manager also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292) incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.   PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc. (Distributors) also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Capital Growth Fund
Franklin Custodian Funds, Inc.
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Master Trust
Franklin Floating Rate Trust
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin Mutual Recovery Fund
Franklin Mutual Series Fund Inc.
Franklin New York Tax-Free Income Fund
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 are kept by the Trust or its shareholder services agent, Franklin/Templeton Investor Services, LLC, both of whose address is One Franklin Parkway, San Mateo, CA 94404-1906.

ITEM 29.   MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.   UNDERTAKINGS

Not Applicable

                                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 26th day of June, 2003.

                               FRANKLIN NEW YORK TAX-FREE TRUST
                               (Registrant)

                               By:  /s/ DAVID P. GOSS
                                    David P. Goss
                                    Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*             Chief Executive Officer -
-----------------------             Investment Management
Rupert H. Johnson, Jr.              Dated: June 26, 2003


JIMMY D. GAMBILL*                   Chief Executive Officer -
----------------                    Finance and Administration
Jimmy D. Gambill                    Dated: June 26, 2003


KIMBERLEY H. MONASTERIO*            Chief Financial Officer
------------------------
Kimberley H. Monasterio             Dated: June 26, 2003

FRANK H. ABBOTT, III*               Trustee
---------------------
Frank H. Abbott, III                Dated: June 26, 2003

HARRIS J. ASHTON*                   Trustee
-----------------
Harris J. Ashton                    Dated: June 26, 2003

ROBERT F. CARLSON*                  Trustee
------------------
Robert F. Carlson                   Dated: June 26, 2003

S. JOSEPH FORTUNATO*                Trustee
S. Joseph Fortunato                 Dated: June 26, 2003

CHARLES B. JOHNSON*                 Trustee
-------------------
Charles B. Johnson                  Dated: June 26, 2003

FRANK W.T. LAHAYE*                  Trustee
------------------
Frank W.T. LaHaye                   Dated: June 26, 2003

WILLIAM J. LIPPMAN*                 Trustee
-------------------
William J. Lippman                  Dated: June 26, 2003

GORDON S. MACKLIN*                  Trustee
------------------
Gordon S. Macklin                   Dated: June 26, 2003


*By:  /s/ DAVID P. GOSS
      David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)

                       FRANKLIN NEW YORK TAX-FREE TRUST
                            REGISTRATION STATEMENT
                                EXHIBITS INDEX

EXHIBIT NO.        DESCRIPTION                             LOCATION

EX-99.(a)(i)       Agreement and Declaration of            *
                   Trust dated July 17, 1986

EX-99.(a)(ii)      Certificate of Amendment of             *
                   Agreement and Declaration of
                   Trust dated January 22, 1991

EX-99.(a)(iii)     Certificate of Amendment of             *
                   Agreement and Declaration of
                   Trust dated March 21, 1995

EX-99.(b)(i)       By-Laws                                 *

EX-99.(b)(ii)      Amendment  to By-Laws dated January     *
                   18, 1994

EX-99.(d)(i)       Management Agreement between            *
                   Registrant, on behalf of Franklin
                   New York Tax-Exempt Money Fund and
                   Franklin Advisers, Inc. dated
                   October 10, 1986

EX-99.(d)(ii)      Management Agreement between            *
                   Registrant, on behalf of Franklin
                   New York Insured Tax-Free Income
                   Fund and Franklin Advisers, Inc.
                   dated April 23, 1991

EX-99.(d)(iii)     Management Agreement between            *
                   Registrant, on behalf of
                   Franklin New York Intermediate-
                   Term Tax-Free Income Fund and
                   Franklin Advisers, Inc. dated
                   March 19, 1998

EX-99.(d)(iv)      Form of Management Agreement            *
                   between Registrant on behalf of
                   Franklin New York Limited Term
                   Tax-Free Income Fund and Franklin
                   Advisers, Inc.

EX-99.(e)(i)       Amended and Restated distribution       *
                   Agreement between Registrant and
                   Franklin/Templeton Distributors,
                   Inc. dated October 31, 2000

EX-99.(g)(i)       Master Custody Agreement between        *
                   Registrant and Bank of New York
                   dated February 16, 1996

EX-99.(g)(ii)      Amendment dated May 7, 1997 to          *
                   Master Custody Agreement between
                   the Registrant and Bank of New York
                   dated February 16, 1996

EX-99.(g)(iii)     Amendment dated February 27, 1998       *
                   to the Master Custody Agreement
                   between the Registrant and Bank of
                   New York dated February 16, 1996

EX-99.(g)(iv)      Amendment dated February  2003, to      *
                   Exhibit A of the Master Custody
                   Agreement between Registrant and
                   Bank of New York dated February 16,
                   1996

EX-99. (g)(v)      Amendment dated May 16, 2001, to        *
                   Master Custody Agreement between
                   Registrant and Bank of New York
                   dated February 16, 1996

EX-99.(g)(vi)      Amended and Restated Foreign            *
                   Custody Manager Agreement between
                   the Registrant and Bank of new York
                   made as of May 16, 2001

EX-99.(g)(vii)     Amendment to Schedule 1 dated           *
                   January 2003 of the Foreign Custody
                   Manager Agreement

EX-99.(g)(viii)    Amendment to Schedule 2 dated           *
                   November 22, 2002 of the Foreign
                   Custody Manager Agreement

EX-99.(g)(ix)      Terminal Link Agreement between         *
                   Registrant and Bank of New York
                   dated February 16, 1996

EX-99.(h)(i)       Subcontract for Fund                    *
                   Administrative Services dated
                   January 1, 2001 between Franklin
                   Advisers, Inc. and Franklin
                   Templeton Services,
                   LLC.

EX-99.(h)(ii)      Form of Fund Administrative             *
                   Services Agreement between
                   Registrant, on behalf of Franklin
                   New York Limited Term Tax-Free
                   Income Fund, and Franklin Templeton
                   Services, Inc.

EX-99.(i)(i)       Opinion and Consent of Counsel          *
                   dated February 5, 1999

EX-99.(j)(i)       Consent of Independent Auditors         Attached

EX-99.(m)(i)       Distribution Plan pursuant to Rule      *
                   12b-1 between Registrant, on behalf
                   of Franklin New York
                   Insured Tax-Free Income Fund -
                   Class C and Franklin/Templeton
                   Distributors, Inc. dated
                   October 31, 2000

EX-99.(m)(ii)      Form of Distribution Plan pursuant      *
                   to Rule 12b-1 between Registrant,
                   on behalf of Franklin New York
                   Intermediate-Term Tax-Free Income
                   Fund - Class C and
                   Franklin/Templeton Distributors,
                   Inc.

EX-99.(n)(i)       Multiple Class Plan dated April 18,     *
                   1995 for Franklin New York Insured
                   Tax-Free Income Fund

EX-99.(n)(ii)      Amendment to Schedule A dated March     *
                   26, 2003 of the Multiple Class Plan
                   dated April 18, 1995

EX-99.(n)(iii)     Form of Multiple Class Plan for         *
                   Franklin New York Intermediate-Term
                   Tax-Free Income Fund

EX-99.(p)(i)       Code of Ethics dated December 3,        *
                   2002

EX-99.(q)(i)       Power of Attorney dated November        *
                   12, 2002

*Incorporated by reference